Risk Management and Fair Values (Details) - Schedule of Liquidity Risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liquidity Risk [Line Items]
Trade and other payables	$ 2,235,988	$ 1,319,076
Other tax payable		212
Related parties payables	3,330,518	2,611,097
Total	5,566,506	3,930,385
Within 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Trade and other payables	2,235,988	1,319,076
Other tax payable		212
Related parties payables	3,330,518	2,611,097
Total	5,566,506	3,930,385
Over 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Trade and other payables
Other tax payable
Related parties payables
Total